Stockholder's Equity (Tables)	12 Months Ended
Sep. 30, 2019
Stockholder's Equity
Schedule of noncontrolling interest

	September 30,	September30,
	2019	2018

Original paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest	(74,997)	(42,240)
Net (loss) gain attributed to non-controlling interest	(1,369)	2,198
Total non-controlling interest	$839,048	$875,372